Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Information [Abstract]
Company's Segment Information, Continuing Operations

		2013			2012
		Other and			Other and
	Regulated	Eliminations	Consolidated	Regulated	Eliminations	Consolidated

Operating revenues	$751,277	$17,366	$768,643	$740,030	$17,730	$757,760
Operations and maintenance expense	272,758	12,582	285,340	259,847	11,996	271,843
Depreciation	119,436	(178)	119,258	113,139	(1,372)	111,767
Operating income	302,961	2,281	305,242	316,602	4,915	321,517
Interest expense, net of AFUDC	69,103	5,939	75,042	67,433	6,182	73,615
Income tax (benefit)	25,578	(2,888)	22,690	66,821	60	66,881
Income (loss) from continuing operations	208,481	(3,488)	204,993	182,769	1,318	184,087
Capital expenditures	307,295	876	308,171	346,676	1,309	347,985
Total assets	4,897,752	154,065	5,051,817	4,566,327	292,190	4,858,517
Goodwill	24,102	4,121	28,223	24,031	4,121	28,152

		2011
		Other and
	Regulated	Eliminations	Consolidated

Operating revenues	$674,927	$12,364	$687,291
Operations and maintenance expense	243,137	13,606	256,743
Depreciation	104,681	(1,269)	103,412
Operating income (loss)	282,587	(1,788)	280,799
Interest expense, net of AFUDC	64,990	5,664	70,654
Income tax (benefit)	72,336	(3,225)	69,111
Income (loss) from continuing operations	145,493	(3,810)	141,683
Capital expenditures	324,433	1,375	325,808
Total assets	4,183,758	164,662	4,348,420
Goodwill	22,823	4,121	26,944